Convertible Redeemable Preferred Shares (Details) - USD ($)			12 Months Ended
	Aug. 18, 2023	May 11, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 04, 2024
Convertible Redeemable Preferred Shares [Line Items]
Share price (in Dollars per share)						$ 0.92
Issuance of preferred shares (in Dollars)		$ 3,000,000			$ 3,000,000
Series A Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares		15,750
Share price (in Dollars per share)		$ 190.4762
Issuance of preferred shares (in Dollars)					$ 3,000,000
Class B Ordinary Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Series A convertible redeemable preferred shares	582,924